Property Plant and Equipment - Summary of Property Plant and Equipment Right of Use Assets (Parenthetical) (Detail) - IFRS 16 [member] € in Millions	Jan. 01, 2019 EUR (€)
Finance lease [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use asset	€ 77
Operating lease [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use asset	€ 102